OPERATING LEASE - Schedule Of Maturities Of Operating Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
OPERATING LEASE
2024	¥ 158,723
2025	113,895
2026	20,894
2027	455
Thereafter	0
Total undiscounted lease payments	293,967
Less: imputed interest	(13,874)
Total operating lease liabilities	¥ 280,093	¥ 295,029